STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2022
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

20.  STOCK-BASED COMPENSATION PLANS

(a)	Ultimate parent corporation plan
(i)	Stock option plan

Under a stock option plan established by the ultimate parent corporation, 26,000,000 Quebecor Inc. Class B Subordinate Voting Shares (“Quebecor Class B Shares”) have been set aside for directors, officers, senior employees, and other key employees of the ultimate parent corporation and those of the Corporation. The exercise price of each option is equal to the weighted average trading price of the Quebecor Class B Shares on the Toronto Stock Exchange over the last five trading days immediately preceding the granting of the option. Each option may be exercised during a period not exceeding 10 years from the date granted. As per the provisions of the plan, options usually vest as follows: 1/3 after one year, 2/3 after two years, and 100% three years after the original grant. The Board of Directors of the ultimate parent corporation may, at its discretion, affix different vesting periods at the time of each grant. Thus, since 2018, when granting options, the Board of Directors of the ultimate parent corporation has determined that the options would vest equally over three years with the first 33 1/3% vesting on the third anniversary of the date of grant. Holders of options under the stock option plan have the choice, when they exercise their options, of acquiring the Quebecor Class B Shares at the corresponding option exercise price or receiving a cash payment equivalent to the difference between the market value of the underlying shares and the exercise price of the option. Holders of options have committed to obtain the consent of the ultimate parent corporation before exercising their right to subscribe the shares for which they exercise their options.

20.  STOCK-BASED COMPENSATION PLANS (continued)

(a)Ultimate parent corporation plan (continued)

(i)Stock option plan (continued)

The following table gives details on changes to outstanding options for the years ended December 31, 2022 and 2021:

	2022		2021
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price
Balance at beginning of year	543,934	$30.58	1,467,700	$30.56
Granted	650,000	27.85	—	—
Transferred	30,000	32.66	—	—
Exercised	(16,666)	26.52	(39,998)	26.52
Cancelled	(158,334)	30.27	(883,768)	30.73
Balance at end of year	1,048,934	$29.06	543,934	$30.58

Vested options at end of year	125,397	$28.48	51,864	$26.52

During the year ended December 31, 2021, 39,998 stock options of the ultimate parent corporation were exercised for a cash consideration of $0.2 million.

As of December 31, 2022, exercise prices of all outstanding options were from $26.52 to $33.19 and the average years to maturity was 8.4.

(ii)Deferred share unit plan

The DSUs are based on Quebecor Class B Subordinate Voting Shares (“Quebecor Class B Shares”). The DSUs vest over six years and will be redeemed for cash only upon the participant’s retirement or termination of employment, as the case may be. DSUs entitle the holders to receive additional units when dividends are paid on Quebecor Class B Shares.

As of December 31, 2022, 12,294 DSUs were outstanding under this plan (23,293 as of December 31, 2021).

(b)	Parent corporation stock option plan

During the year ended December 31, 2021, 30,000 stock options of the parent corporation were exercised for a cash consideration of $2.0 million. As of December 31, 2022 and 2021, there were no outstanding options related to the parent corporation stock option plan.

20.  STOCK-BASED COMPENSATION PLANS (continued)

(c)	Assumptions in estimating the fair value of stock-based awards

The fair value of stock-based awards under the stock option plans was estimated using the Black-Scholes option pricing model. The following weighted-average assumptions were used to estimate the fair value of all outstanding stock options under the ultimate parent corporation stock option plan:

	December 31,		December 31,
	2022		2021
Risk-free interest rate	3.60%		1.32%
Distribution yield	3.97%		3.91%
Expected volatility	22.07%		22.35%
Expected remaining life	4.4	years	3.7	years

The expected volatility is based on the historical volatility of the underlying share price for a period equivalent to the expected remaining life of the options. The expected remaining life of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate over the expected remaining life of the option is based on the Government of Canada yield curve in effect at the time of the valuation. Distribution yield is based on the current average yield.

(d)	Liability for vested options

As of December 31, 2022, the liability for all vested options was $0.3 million as calculated using the intrinsic value ($0.1 million as of December 31, 2021).

(e)	Consolidated stock-based compensation charge

For the year ended December 31, 2022, a $0.9 million charge was recorded related to all stock-based compensation plans (a $1.8 million reversal of the charge in 2021 and a $1.9 million charge in 2020).